Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
September 30, 2021

	Shares	Value	Ticker	Total Cost
Common Stocks - 95.22%

Aerospace & Defense - 3.14%
L3Harris Technologies, Inc.	4,750	1,046,140	LHX	864,408.71
		1,046,140	-	864,409

Automobiles - 1.05%
General Motors Co.	6,650	350,522	GM	355,915.98
		350,522	-	355,916

Banks - 13.6%
Bank of America Corp.	38,460	1,632,627	BAC	1,101,283.77
Citizens Financial Group, Inc.	29,000	1,362,420	CFG	953,646.99
JP Morgan Chase & Co.	9,350	1,530,502	JPM	1,002,737.57
		4,525,549	-	3,057,668

Capital Markets - 5.03%
BlackRock, Inc.	1,050	880,593	BLK	490,643.58
Houlihan Lokey, Inc.	8,625	794,363	HLI	486,858.20
		1,674,956		977,501.78

Chemicals - 2.85%
Eastman Chemical Co.	9,400	946,956	EMN	1,032,298.26
		946,956		1,032,298

Communications Equipment - 1.87%
Cisco Systems, Inc.	11,425	621,863	CSCO	619,171.22
		621,863		619,171.22

Consumer Finance - 3.34%
Discover Financial Services	9,035	1,109,950	DFS	557,938.09
		1,109,950		557,938.09

Electrical Equipment - 3.01%
Eaton Corporation Plc.	6,700	1,000,377	ETN	561,360.83
		1,000,377		561,360.83

Entertainment - 3.24%
Disney Walt Co.	6,365	1,076,767	DIS	816,139.81
		1,076,767		816,139.81

Equity Real Estate Investment Trusts-2.3%
Weyerhaeuser Co.	21,485	764,221	WY	510,105.37
		764,221		510,105.37

Food Products - 2.97%
Nestlé S.A. (a)	8,225	988,727	NSRGY	823,014.14
		988,727		823,014.14

Health Care Equipment & Supplies-2.24%
Medtronic, Inc.	5,935	743,952	MDT	535,570.31
		743,952		535,570.31

Health Care Providers & Services - 5.85%
CVS Health Corp.	14,640	1,242,350	CVS	1,008,700.79
UnitedHealth Group Inc.	1,800	703,332	UNH	429,265.08
		1,945,682		1,437,965.87

Hotels, Restaurants & Leisure - 6.15%
Marriott International, Inc.	3,325	492,399	MAR	409071.76
McDonalds Corp.	4,125	994,579	MCD	814247.93
Wyndham Hotels & Resorts, Inc.	7,245	559,242	WH	415,291.37
		2,046,220		1,638,611.06

Household Products - 1.54%
Procter & Gamble Co.	3,675	513,765	PG	400,777.43
		513,765		400,777.43

IT Services - 2.67%
Accenture Plc.	2,775	887,778	ACN	472,114.05
		887,778		472,114.05

Industrial Conglomerates - 3.89%
Honeywell International, Inc.	6,100	1,294,908	HON	970,357.54
		1,294,908		970,357.54

Oil, Gas & Consumable Fuels - 4.87%
Chevron Corp.	11,510	1,167,690	CVX	1,293,716.02
EOG Resources, Inc.	5,630	451,920	EOG	486,980.36
		1,619,610		1,780,696

Pharmaceuticals - 6.23%
AbbVie, Inc.	9,250	997,798	ABBV	897,669.62
Johnson & Johnson	6,655	1,074,783	JNJ	919,878.39
		2,072,580		1,817,548.01

Semiconductors & Semiconductor Equipment - 5.27%
Broadcom, Inc.	2,175	1,054,723	AVGO	710,222
Texas Instruments, Inc.	3,640	699,644	TXN	415,816.51
		1,754,367		1,126,038.92

Software - 4.02%
Microsoft Corp.	4,750	1,339,120	MSFT	660,559.41
		1,339,120		660,559.41

Specialty Retail - 4.14%
The Home Depot, Inc.	4,200	1,378,692	HD	953,911.87
		1,378,692		953,911.87

Technology Harware, Storage & Peripheral - 3.83%
Apple, Inc.	9,000	1,273,500	AAPL	478,603.81
		1,273,500		478,603.81

Textiles, Apparel & Luxury Goods - 2.14%
NIKE, Inc.	4,900	711,627	NKE	411,945.86
		711,627		411,945.86

TOTAL COMMON STOCKS (Cost $22,860,223)		31,687,828	-	22,860,223

Money Market Funds - 4.82%
First American Funds Government Obligation Class Y 0.89% (b)	1,605,543	1,605,543	FGVXX	1,605,543.13
		1,605,543		1,605,543.13

TOTAL MONEY MARKET FUNDS (Cost $1,605,543)		1,605,543		1,605,543

TOTAL INVESTMENTS (Cost $24,465,766) 100.05%		33,293,371	100.05%	24,465,766.17

Liabilities In Excess of Other Assets - -0.05%		(16,286)		-0.05%

TOTAL NET ASSETS - 100.00%		$ 33,277,085	100.00%

(a) ADR - American Depository Receipt

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 33,293,371	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 33,293,371	- 0 -